UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: July 31, 2011

*	This Form N-Q pertains to the following series of the Registrant: MFS Diversified Target Return Fund. The remaining series of the Registrant, MFS Commodity Strategy Fund, has a fiscal year end of April 30.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Diversified Target Return Fund

QUARTERLY REPORT

July 31, 2011

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 84.9%
Aerospace – 2.2%
BE Aerospace, Inc. (a)	1,750	$69,650
Cobham PLC	15,924	52,960
Goodrich Corp.	1,910	181,717
HEICO Corp.	232	12,124
Honeywell International, Inc.	3,810	202,311
Huntington Ingalls Industries, Inc. (a)	168	5,625
Lockheed Martin Corp.	5,664	428,935
Moog, Inc., “A” (a)	480	19,656
Northrop Grumman Corp.	4,409	266,789
Precision Castparts Corp.	1,290	208,180
Rolls-Royce Holdings PLC	5,646	60,144
United Technologies Corp.	3,470	287,455

		$1,795,546

Airlines – 0.3%
Allegiant Travel Co. (a)	540	$23,236
Copa Holdings S.A., “A”	680	44,615
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	875	52,168
Qantas Airways Ltd. (a)	17,817	36,114
Spirit Airlines, Inc. (a)	2,900	37,990
Stagecoach Group PLC	13,896	56,718
United Continental Holdings, Inc. (a)	640	11,597

		$262,438

Alcoholic Beverages – 0.8%
Diageo PLC	9,224	$187,541
Heineken N.V.	5,731	338,699
Pernod Ricard S.A.	808	79,824
Tsingtao Brewery Co. Ltd.	4,000	25,405

		$631,469

Apparel Manufacturers – 0.9%
Arezzo Indústria e Comércio S.A. NPV	1,910	$27,353
Compagnie Financiere Richemont S.A.	605	38,907
Gerry Weber International AG	1,866	61,937
Hanesbrands, Inc. (a)	1,230	37,527
Li & Fung Ltd.	56,000	93,121
LVMH Moet Hennessy Louis Vuitton S.A.	1,418	258,805
NIKE, Inc., “B”	790	71,219
PVH Corp.	1,630	116,627
Swatch Group Ltd.	80	43,251
The Jones Group, Inc.	760	9,834

		$758,581

Automotive – 1.4%
Bayerische Motoren Werke AG	1,242	$124,603
BorgWarner Transmission Systems, Inc. (a)	920	73,250
DENSO Corp.	2,200	78,701
Geely Automobile Holdings Ltd.	170,000	67,400
General Motors Co. (a)	2,500	69,200
GKN PLC	14,144	51,772
Goodyear Tire & Rubber Co. (a)	3,111	50,305
Honda Motor Co. Ltd.	3,700	148,029
Johnson Controls, Inc.	7,140	263,823
Lear Corp.	650	31,850

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – continued
LKQ Corp. (a)	1,220	$29,975
Magna International, Inc.	750	36,578
TRW Automotive Holdings Corp. (a)	1,880	94,884
USS Co. Ltd.	410	32,700

		$1,153,070

Biotechnology – 0.9%
Abcam PLC	7,814	$51,305
Actelion Ltd.	317	16,108
Alexion Pharmaceuticals, Inc. (a)	2,230	126,664
Alimera Sciences, Inc. (a)	290	2,482
Amgen, Inc.	5,220	285,534
Anacor Pharmaceuticals, Inc. (a)	1,510	9,075
Celgene Corp. (a)	600	35,580
Dendreon Corp. (a)	1,250	46,125
Gen-Probe, Inc. (a)	620	37,541
Gilead Sciences, Inc. (a)	1,180	49,985
Pacific Biosciences of California, Inc. (a)	610	6,716
Regeneron Pharmaceuticals, Inc. (a)	280	14,857
SEQUENOM, Inc. (a)	1,170	8,260

		$690,232

Broadcasting – 1.6%
CBS Corp., “B”	6,745	$184,611
Discovery Communications, Inc., “A” (a)	1,850	73,630
Fuji Television Network, Inc.	28	43,427
Interpublic Group of Cos., Inc.	7,790	76,420
Nielsen Holdings B.V. (a)	570	17,077
Nippon Television Network Corp.	690	105,313
Omnicom Group, Inc.	1,295	60,761
Publicis Groupe	2,881	146,226
QuinStreet, Inc. (a)	4,850	60,577
Rightmove PLC	4,467	89,180
Viacom, Inc., “B”	5,010	242,584
Walt Disney Co.	6,070	234,423

		$1,334,229

Brokerage & Asset Managers – 1.5%
Aberdeen Asset Management PLC	11,540	$41,563
Affiliated Managers Group, Inc. (a)	2,840	296,297
Blackrock, Inc.	1,154	205,943
BM&F Bovespa S.A.	6,000	35,090
CME Group, Inc.	120	34,703
Computershare Ltd.	2,004	18,075
Daiwa Securities Group, Inc.	12,000	52,374
Deutsche Boerse AG NPV (a)	1,776	131,884
Evercore Partners, Inc.	620	17,627
Franklin Resources, Inc.	720	91,411
GFI Group, Inc.	12,250	55,615
IG Group Holdings PLC	11,121	80,442
IntercontinentalExchange, Inc. (a)	580	71,514
Nomura Holdings, Inc.	7,100	34,677
Schroders PLC	2,258	60,057

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
TD AMERITRADE Holding Corp.	1,550	$28,458

		$1,255,730

Business Services – 2.7%
Accenture PLC, “A”	5,720	$338,281
Amadeus Holdings AG	7,676	154,231
Bunzl PLC	4,166	52,535
Calix, Inc. (a)	1,280	23,475
Capita Group PLC	3,546	41,625
Cielo S.A.	1,678	46,634
Cognizant Technology Solutions Corp., “A” (a)	2,630	183,758
Compass Group PLC	18,720	175,562
Concur Technologies, Inc. (a)	1,280	58,163
Constant Contact, Inc. (a)	1,020	19,309
Dun & Bradstreet Corp.	830	60,217
FleetCor Technologies, Inc. (a)	3,690	109,372
Gartner, Inc. (a)	1,690	62,378
Hays PLC	19,763	29,010
Infosys Technologies Ltd., ADR	360	22,399
Intertek Group PLC	4,089	127,998
Jones Lang LaSalle, Inc.	1,070	91,078
LPS Brasil - Consultoria de Imoveis S.A.	1,000	21,930
Michael Page International PLC	6,298	51,579
Mitsubishi Corp.	3,000	80,392
MSCI, Inc., “A” (a)	1,710	60,688
Nomura Research Institute Ltd.	5,900	140,861
Sodexo	947	72,217
Towers Watson & Co.	210	12,842
Ultimate Software Group, Inc. (a)	370	20,121
Verisk Analytics, Inc., “A” (a)	3,210	106,893
Western Union Co.	1,690	32,803

		$2,196,351

Cable TV – 0.6%
Charter Communications, Inc., “A” (a)	360	$19,440
Comcast Corp., “Special A”	5,700	133,038
DIRECTV, “A” (a)	4,220	213,870
Dish Network Corp., “A” (a)	770	22,815
Time Warner Cable, Inc.	1,372	100,581
Virgin Media, Inc.	1,050	27,783

		$517,527

Chemicals – 1.2%
3M Co.	2,600	$226,564
Celanese Corp.	5,560	306,523
E.I. du Pont de Nemours & Co.	2,869	147,524
Givaudan S.A.	50	54,619
Monsanto Co.	760	55,845
Nufarm Ltd. (a)	15,928	75,943
PPG Industries, Inc.	1,213	102,135

		$969,153

Computer Software – 3.3%
Ariba, Inc. (a)	1,710	$56,550
Autodesk, Inc. (a)	6,620	227,728

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Autonomy Corp. PLC (a)	2,618	$71,798
Check Point Software Technologies Ltd. (a)	6,760	389,714
CommVault Systems, Inc. (a)	500	19,360
Compuware Corp. (a)	1,250	12,075
Dassault Systemes S.A.	1,697	149,280
Fair Isaac Corp.	840	24,990
Informatica Corp. (a)	380	19,429
Intuit, Inc. (a)	710	33,157
Microsoft Corp.	3,367	92,256
Nuance Communications, Inc. (a)	1,970	39,420
OBIC Co. Ltd.	500	98,785
Oracle Corp.	23,143	707,713
Parametric Technology Corp. (a)	2,600	54,054
Red Hat, Inc. (a)	4,190	176,315
Salesforce.com, Inc. (a)	150	21,707
SAP AG	744	46,659
SolarWinds, Inc. (a)	1,140	24,521
SuccessFactors, Inc. (a)	2,480	66,960
Symantec Corp. (a)	10,910	207,945
TIBCO Software, Inc. (a)	1,675	43,617
VeriSign, Inc.	3,160	98,624

		$2,682,657

Computer Software - Systems – 3.7%
Acer, Inc.	58,940	$81,658
Acer, Inc., GDR	3,804	26,400
Active Network, Inc. (a)	1,550	28,133
Apple, Inc. (a)(s)	2,934	1,145,668
Asustek Computer, Inc.	3,660	29,447
BroadSoft, Inc. (a)	540	15,773
Canon, Inc.	1,100	53,582
Cornerstone OnDemand, Inc. (a)	1,080	17,712
DemandTec, Inc. (a)	2,930	20,979
EMC Corp. (a)	9,860	257,149
Hewlett-Packard Co.	820	28,831
International Business Machines Corp.	2,839	516,272
IntraLinks Holdings, Inc. (a)	1,410	21,545
Konica Minolta Holdings, Inc.	22,000	178,892
MICROS Systems, Inc. (a)	1,870	91,574
National Instruments Corp.	1,200	31,008
NICE Systems Ltd., ADR (a)	2,600	92,872
PROS Holdings, Inc. (a)	2,230	36,394
Qlik Technologies, Inc. (a)	2,780	84,262
SciQuest, Inc. (a)	1,650	28,100
ServiceSource International, Inc. (a)	860	16,048
Tangoe, Inc. (a)	2,400	27,840
Velti PLC (a)	980	16,180
Venture Corp. Ltd.	4,000	26,177
Verifone Systems, Inc. (a)	1,450	57,087
Wincor Nixdorf AG	690	43,188
Xerox Corp.	3,700	34,521

		$3,007,292

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Conglomerates – 0.2%
Alfa S.A.B de C.V.	4,396	$64,629
Hutchison Whampoa Ltd.	5,000	58,284

		$122,913

Construction – 1.5%
Beacon Roofing Supply, Inc. (a)	3,970	$84,879
Bellway PLC	5,103	54,981
China Shanshui Cement Group Ltd.	34,000	41,225
Corporacion GEO S.A.B. de C.V. (a)	32,218	64,945
Eagle Materials, Inc.	1,570	39,015
Geberit AG	443	104,401
Lennox International, Inc.	470	17,381
NVR, Inc. (a)	244	165,942
Owens Corning (a)	7,850	279,303
Pulte Homes, Inc. (a)	1,450	9,962
Sherwin-Williams Co.	1,680	129,646
Stanley Black & Decker, Inc.	3,564	234,404

		$1,226,084

Consumer Products – 1.5%
Avon Products, Inc.	5,430	$142,429
Christian Dior S.A.	494	78,706
Colgate-Palmolive Co.	490	41,346
Energizer Holdings, Inc. (a)	390	31,450
Henkel KGaA, IPS	2,211	149,382
International Flavors & Fragrances, Inc.	250	15,293
Kao Corp.	4,400	124,653
Kimberly-Clark Corp.	546	35,687
Kimberly-Clark de Mexico S.A. de C.V., “A”	6,000	37,521
Kose Corp.	1,000	26,382
L’occitane International S.A. (a)	6,000	16,513
Newell Rubbermaid, Inc.	4,000	62,080
Prestige Brands Holdings, Inc. (a)	1,420	17,352
Procter & Gamble Co.	3,002	184,593
Reckitt Benckiser Group PLC	4,269	241,228
Uni-Charm Corp.	1,000	45,204

		$1,249,819

Consumer Services – 0.6%
Anhanguera Educacional Participacoes S.A.	2,800	$54,326
H&R Block, Inc.	6,124	91,615
HomeAway, Inc. (a)	1,320	51,889
ITT Educational Services, Inc. (a)	807	69,136
Priceline.com, Inc. (a)	326	175,274
Sotheby’s	1,000	42,350

		$484,590

Containers – 0.2%
Ball Corp.	2,850	$110,580
Brambles Ltd.	2,610	19,871
Greif, Inc.	380	23,199
Owens-Illinois, Inc. (a)	750	17,378

		$171,028

Electrical Equipment – 1.9%
AMETEK, Inc.	3,195	$135,786

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Amphenol Corp., “A”	400	$19,556
Danaher Corp. (s)	9,060	444,937
General Electric Co.	10,960	196,294
Legrand S.A.	3,861	149,548
Mettler-Toledo International, Inc. (a)	310	47,991
MSC Industrial Direct Co., Inc., “A”	840	51,895
Schneider Electric S.A.	1,364	196,559
Sensata Technologies Holding B.V. (a)	950	33,706
Siemens AG	1,351	173,509
Spectris PLC	1,054	27,028
Tyco International Ltd.	2,230	98,767

		$1,575,576

Electronics – 2.1%
Advanced Micro Devices, Inc. (a)	14,789	$108,551
Aeroflex Holding Corp. (a)	1,130	16,159
ARM Holdings PLC	4,045	38,776
ASML Holding N.V.	4,036	143,883
Broadcom Corp., “A”	880	32,622
DynaVox, Inc., “A” (a)	1,940	12,785
Entegris, Inc. (a)	1,910	16,369
First Solar, Inc. (a)	680	80,396
Halma PLC	5,228	34,566
Hittite Microwave Corp. (a)	1,340	75,027
Infineon Technologies AG	3,316	33,264
Inphi Corp. (a)	950	12,056
Intel Corp.	9,560	213,475
JDS Uniphase Corp. (a)	2,360	31,034
Linear Technology Corp.	1,020	29,886
Microchip Technology, Inc.	3,540	119,475
Monolithic Power Systems, Inc. (a)	1,620	21,854
Samsung Electronics Co. Ltd.	205	164,109
Samsung Electronics Co. Ltd., GDR	100	39,329
SanDisk Corp. (a)	2,370	100,796
Semtech Corp. (a)	1,180	27,494
Siliconware Precision Industries Co. Ltd., ADR	13,004	64,110
Stratasys, Inc. (a)	750	19,125
Taiwan Semiconductor Manufacturing Co. Ltd.	31,654	79,038
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,702	144,637
Teradyne, Inc. (a)	2,730	36,828
Veeco Instruments, Inc. (a)	1,050	41,780

		$1,737,424

Energy - Independent – 2.7%
Apache Corp.	1,740	$215,273
Bankers Petroleum Ltd. (a)	9,535	59,876
Berry Petroleum Corp.	310	17,777
Brigham Exploration Co. (a)	2,320	73,776
Cabot Oil & Gas Corp.	2,640	195,571
Cairn Energy PLC (a)	11,380	68,615
Celtic Exploration Ltd. (a)	1,230	31,051
CNOOC Ltd.	14,000	31,292
Concho Resources, Inc. (a)	820	76,736
CONSOL Energy, Inc.	670	35,912

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
CVR Energy, Inc. (a)	750	$20,138
Denbury Resources, Inc. (a)	960	18,547
Energy XXI (Bermuda) Ltd. (a)	933	30,612
EOG Resources, Inc.	1,850	188,700
EXCO Resources, Inc.	4,190	66,663
INPEX Corp.	28	217,861
LyondellBasell Industries N.V., “A”	420	16,573
Marathon Oil Corp.	2,470	76,496
Newfield Exploration Co. (a)	2,140	144,279
Nexen, Inc.	710	16,543
Niko Resources Ltd.	389	26,753
Noble Energy, Inc.	830	82,734
Oasis Petroleum LLC (a)	1,120	33,085
Occidental Petroleum Corp.	3,070	301,413
Pioneer Natural Resources Co.	330	30,687
Reliance Industries Ltd.	2,155	40,376
Southwestern Energy Co. (a)	600	26,736
Ultra Petroleum Corp. (a)	400	18,728

		$2,162,803

Energy - Integrated – 3.7%
BG Group PLC	3,499	$82,303
BP PLC	36,287	272,781
BP PLC, ADR	1,200	54,528
Chevron Corp.	6,745	701,615
ConocoPhillips	1,350	97,187
EQT Corp.	2,900	184,092
Exxon Mobil Corp. (s)	11,051	881,759
Hess Corp.	990	67,874
OAO Gazprom, ADR	3,110	44,010
Petroleo Brasileiro S.A., ADR	810	27,516
QEP Resources, Inc.	3,922	171,901
Royal Dutch Shell PLC, “A”	10,210	372,024
Suncor Energy, Inc.	1,687	64,658

		$3,022,248

Engineering - Construction – 0.8%
Fluor Corp.	4,890	$310,662
JGC Corp.	8,000	249,919
Keppel Corp. Ltd.	6,200	57,000
Outotec Oyj	635	31,098

		$648,679

Food & Beverages – 3.1%
Barry Callebaut AG	16	$16,876
Britvic PLC	8,161	46,825
Bunge Ltd.	1,390	95,646
Coca-Cola Co.	1,160	78,892
Coca-Cola Enterprises, Inc.	675	18,974
Corn Products International, Inc.	290	14,758
Dr Pepper Snapple Group, Inc.	6,368	240,456
General Mills, Inc.	7,520	280,872
Green Mountain Coffee Roasters, Inc. (a)	930	96,674
Groupe Danone	6,211	441,931

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
J.M. Smucker Co.	835	$65,063
Kellogg Co.	810	45,182
Kerry Group PLC	1,075	44,401
McCormick & Co., Inc.	300	14,595
Mead Johnson Nutrition Co., “A”	2,470	176,284
Nestle S.A.	8,653	550,451
PepsiCo, Inc. (s)	4,250	272,170
Want Want China Holdings Ltd.	24,000	21,402

		$2,521,452

Food & Drug Stores – 1.2%
CVS Caremark Corp.	5,100	$185,385
Dairy Farm International Holdings Ltd.	5,400	48,600
Kroger Co.	8,237	204,854
Lawson, Inc.	4,500	243,457
Metro, Inc., “A”	910	45,117
Sun Art Retail Group Ltd. (a)	6,000	7,714
Tesco PLC	32,098	201,236
Whole Foods Market, Inc.	258	17,209

		$953,572

Forest & Paper Products – 0.1%
Domtar Corp.	600	$47,970
Universal Forest Products, Inc.	980	28,881

		$76,851

Gaming & Lodging – 0.5%
Ameristar Casinos, Inc.	700	$15,540
Carnival Corp.	400	13,320
Las Vegas Sands Corp. (a)	320	15,098
MGM China Holdings Ltd. (a)	4,000	8,930
Morgans Hotel Group Co. (a)	2,970	21,265
Pinnacle Entertainment, Inc. (a)	2,970	42,857
Royal Caribbean Cruises Ltd.	2,230	68,283
Sands China Ltd. (a)	50,000	150,441
Whistler Blackcomb Holdings, Inc. (z)	490	5,713
Whistler Blackcomb Holdings, Inc.	220	2,565
WMS Industries, Inc. (a)	670	18,472
Wynn Resorts Ltd.	300	46,104

		$408,588

General Merchandise – 1.1%
Costco Wholesale Corp.	580	$45,385
Daiei, Inc. (a)	2,300	8,694
Dillard’s, Inc.	730	41,070
Dollar General Corp. (a)	3,310	104,133
Kohl’s Corp.	2,230	122,003
Lojas Renner S.A.	1,300	46,724
Macy’s, Inc.	8,127	234,626
Target Corp.	6,170	317,693

		$920,328

Health Maintenance Organizations – 0.7%
Aetna, Inc.	5,612	$232,842
Humana, Inc.	1,889	140,882
Odontoprev S.A.	500	8,560

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – continued
UnitedHealth Group, Inc.	1,512	$75,041
WellPoint, Inc.	1,010	68,226

		$525,551

Insurance – 3.4%
ACE Ltd.	2,540	$170,129
Admiral Group PLC	2,533	64,124
Aflac, Inc.	3,510	161,671
AIA Group Ltd. NPV (a)	17,800	65,433
Allied World Assurance Co.	2,170	118,157
Amlin PLC	14,325	94,399
Aon Corp.	3,330	160,240
Assurant, Inc.	1,720	61,266
Berkshire Hathaway, Inc., “B” (a)	130	9,642
Catlin Group Ltd.	3,588	24,369
Chubb Corp.	1,630	101,842
Euler Hermes	200	17,485
Everest Re Group Ltd.	340	27,921
Genworth Financial, Inc. (a)	1,720	14,310
Hanover Insurance Group, Inc.	570	20,640
Hartford Financial Services Group, Inc.	5,010	117,334
Hiscox Ltd.	15,945	106,267
ING Groep N.V. (a)	16,390	175,342
Jardine Lloyd Thompson Group PLC	2,586	27,169
MetLife, Inc.	5,560	229,128
Muenchener Ruckversicherungs-Gesellschaft AG	260	38,499
Prudential Financial, Inc.	6,180	362,642
SNS REAAL Groep N.V. (a)	8,779	36,554
Storebrand A.S.A.	10,229	84,963
Swiss Re Ltd.	3,206	180,494
Symetra Financial Corp.	1,330	16,705
Travelers Cos., Inc.	2,120	116,876
Unum Group	1,130	27,561
Willis Group Holdings PLC	1,390	56,907
Zurich Financial Services AG	212	50,312

		$2,738,381

Internet – 1.2%
Demand Media, Inc. (a)	840	$8,518
Google, Inc., “A” (a)	956	577,128
LinkedIn Corp., “A” (a)	1,220	123,257
LogMeIn, Inc. (a)	390	13,865
OpenTable, Inc. (a)	590	41,807
Shutterfly, Inc. (a)	1,350	73,440
TechTarget, Inc. (a)	2,040	13,525
WebMD Health Corp. (a)	1,770	62,393
Yahoo Japan Corp.	96	34,068

		$948,001

Leisure & Toys – 0.2%
Hasbro, Inc.	2,080	$82,285
Mattel, Inc.	890	23,727
Sankyo Co. Ltd.	500	26,694
THQ, Inc. (a)	3,360	8,954

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – continued
Ubisoft Entertainment S.A. (a)	5,266	$43,756

		$185,416

Machinery & Tools – 1.8%
BEML Ltd.	812	$10,092
Charter International PLC	1,560	20,288
Cummins, Inc.	920	96,490
Douglas Dynamics, Inc.	640	9,722
Eaton Corp.	680	32,606
Finning International, Inc.	2,940	84,312
Flowserve Corp.	590	58,634
GEA Group AG	3,250	112,701
GLORY Ltd.	4,900	114,759
Herman Miller, Inc.	1,240	28,532
Joy Global, Inc.	1,460	137,123
Kennametal, Inc.	830	32,727
Kone Oyj, “B”	829	48,076
MAN SE	326	38,805
Neopost S.A.	673	53,656
Polypore International, Inc. (a)	2,020	137,360
Regal Beloit Corp.	740	44,866
Schindler Holding AG	1,248	146,695
Sinotruk (Hong Kong) Ltd.	26,500	18,021
Thermon Group Holdings, Inc. (a)	1,520	21,280
Timken Co.	337	14,717
Union Tool Co.	2,500	55,920
United Rentals, Inc. (a)	1,320	30,373
WABCO Holdings, Inc. (a)	1,450	91,423

		$1,439,178

Major Banks – 4.0%
Bank of America Corp.	6,990	$67,873
Bank of New York Mellon Corp.	4,310	108,224
Barclays PLC	19,093	69,569
BNP Paribas	2,550	164,858
Comerica, Inc.	1,889	60,499
Credit Suisse Group AG	3,648	131,338
Erste Group Bank AG	2,628	125,293
Goldman Sachs Group, Inc.	2,040	275,339
HSBC Holdings PLC	32,586	318,261
JPMorgan Chase & Co. (s)	17,090	691,291
Julius Baer Group Ltd.	3,452	145,483
KBC Group N.V.	1,344	47,229
KeyCorp	10,180	81,847
Mitsubishi UFJ Financial Group, Inc.	8,300	42,263
PNC Financial Services Group, Inc.	3,350	181,872
Standard Chartered PLC	6,833	173,723
State Street Corp.	1,215	50,386
Sumitomo Mitsui Financial Group, Inc.	4,300	135,951
SunTrust Banks, Inc.	2,080	50,939
UniCredito Italiano S.p.A.	7,968	14,156
Wells Fargo & Co.	6,670	186,360
Westpac Banking Corp.	4,080	91,528

		$3,214,282

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 2.2%
Allscripts Healthcare Solutions, Inc. (a)	1,080	$19,602
AmerisourceBergen Corp.	3,830	146,727
Brookdale Senior Living, Inc. (a)	2,680	57,325
Cerner Corp. (a)	2,300	152,927
Cross Country Healthcare, Inc. (a)	1,087	7,511
DaVita, Inc. (a)	1,030	86,046
Diagnosticos da America S.A.	8,900	110,472
Express Scripts, Inc. (a)	640	34,726
Fleury S.A.	1,700	23,348
Fresenius Medical Care AG & Co. KGaA	699	53,613
Hogy Medical Co. Ltd.	900	40,331
IDEXX Laboratories, Inc. (a)	940	77,964
Kobayashi Pharmaceutical Co. Ltd.	800	41,203
LifePoint Hospitals, Inc. (a)	550	20,405
Lincare Holdings, Inc.	430	11,004
McKesson Corp.	2,590	210,101
Miraca Holdings, Inc.	6,200	260,531
Patterson Cos., Inc.	2,340	72,166
Quest Diagnostics, Inc.	1,390	75,074
RHÖN-KLINIKUM AG	4,086	101,811
Stericycle, Inc. (a)	860	70,623
SXC Health Solutions Corp. (a)	440	27,777
Teleflex, Inc.	400	24,092
Vanguard Health Systems, Inc. (a)	910	15,779
VCA Antech, Inc. (a)	2,650	51,781

		$1,792,939

Medical Equipment – 2.3%
Becton, Dickinson & Co.	1,590	$132,940
CareFusion Corp. (a)	580	15,306
Cochlear Ltd.	808	62,909
Cooper Cos., Inc.	1,150	87,964
Covidien PLC	3,140	159,481
DENTSPLY International, Inc.	720	27,281
DexCom, Inc. (a)	1,960	27,793
DIASORIN S.p.A.	1,217	60,029
Edwards Lifesciences Corp. (a)	600	42,810
Essilor International S.A.	584	46,798
Heartware International, Inc. (a)	290	19,268
IMRIS, Inc. (a)	1,000	6,610
Masimo Corp.	1,050	29,169
Medtronic, Inc.	7,920	285,516
Nihon Kohden Corp.	200	5,570
NxStage Medical, Inc. (a)	2,550	46,920
Pall Corp.	1,300	64,454
PerkinElmer, Inc.	1,090	26,661
Smith & Nephew PLC	3,714	38,960
Sonova Holding AG	1,066	100,118
St. Jude Medical, Inc.	890	41,385
Synthes, Inc. (n)	795	143,333
Thermo Fisher Scientific, Inc. (a)	5,660	340,109
Thoratec Corp. (a)	480	16,171
Uroplasty, Inc. (a)	3,650	24,857

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Volcano Corp. (a)	570	$17,904
Waters Corp. (a)	194	17,051

		$1,887,367

Metals & Mining – 1.5%
BHP Billiton Ltd.	2,579	$117,355
Cliffs Natural Resources, Inc.	2,624	235,688
Freeport-McMoRan Copper & Gold, Inc.	255	13,505
Globe Specialty Metals, Inc.	1,110	25,619
Iluka Resources Ltd.	7,304	142,509
Inmet Mining Corp.	614	42,407
Maanshan Iron & Steel Co. Ltd.	92,000	40,017
Molycorp, Inc. (a)	310	19,725
Rio Tinto PLC	2,690	187,784
Steel Authority of India Ltd.	6,057	17,318
Sumitomo Metal Industries Ltd.	10,000	24,031
Teck Resources Ltd., “B”	4,487	222,319
Usinas Siderurgicas de Minas Gerais S.A., ADR	6,573	47,983
Voestalpine AG	827	42,838

		$1,179,098

Natural Gas - Distribution – 0.3%
AGL Resources, Inc.	2,280	$93,024
NorthWestern Corp.	570	18,251
Spectra Energy Corp.	760	20,535
Tokyo Gas Co. Ltd.	16,000	76,275
Vectren Corp.	660	17,431

		$225,516

Natural Gas - Pipeline – 0.6%
El Paso Corp.	4,400	$90,420
Enagas S.A.	3,400	77,319
Kinder Morgan, Inc.	900	25,407
Williams Cos., Inc.	8,426	267,104

		$460,250

Network & Telecom – 1.1%
Acme Packet, Inc. (a)	820	$48,314
Ciena Corp. (a)	930	14,378
Cisco Systems, Inc.	4,710	75,219
Ericsson, Inc., “B”	10,990	137,498
F5 Networks, Inc. (a)	1,750	163,590
Finisar Corp. (a)	3,570	60,833
Fortinet, Inc. (a)	2,830	57,506
Nokia Oyj	3,633	21,023
Polycom, Inc. (a)	3,300	89,199
Qualcomm, Inc.	2,148	117,667
Riverbed Technology, Inc. (a)	770	22,045
Tellabs, Inc.	2,190	9,067
Vtech Holdings Ltd.	5,200	60,715

		$877,054

Oil Services – 1.7%
AMEC PLC	2,030	$34,940
Cameron International Corp. (a)	4,470	250,052
Dresser-Rand Group, Inc. (a)	3,690	197,120

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – continued
Ensco International PLC, ADR	600	$31,950
FMC Technologies, Inc. (a)	1,580	72,048
Halliburton Co.	4,480	245,190
Lufkin Industries, Inc.	630	51,332
National Oilwell Varco, Inc.	760	61,233
Saipem S.p.A.	1,039	53,984
Schlumberger Ltd.	2,134	192,850
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	1,062	103,691
Technip	380	41,420
Transocean, Inc.	1,090	67,100

		$1,402,910

Other Banks & Diversified Financials – 3.4%
Aeon Credit Service Co. Ltd.	3,900	$54,965
Air Lease Corp. (a)	850	20,766
Akbank T.A.S.	7,450	32,546
American Express Co.	1,870	93,575
Anglo Irish Bank Corp. PLC (a)	10,470	0
Banco Santander Brasil S.A., ADR	11,380	105,606
BankUnited, Inc.	1,720	42,845
Brookline Bancorp, Inc.	3,360	28,728
Capital One Financial Corp.	4,200	200,760
CapitalSource, Inc.	1,530	9,884
Chiba Bank Ltd.	15,000	95,278
China Construction Bank	93,420	75,275
CIT Group, Inc. (a)	290	11,525
Citigroup, Inc.	7,476	286,630
Credicorp Ltd.	400	39,080
CVB Financial Corp. NPV	820	7,946
Discover Financial Services	10,972	280,993
DnB NOR A.S.A.	3,017	43,797
Fifth Third Bancorp	1,880	23,782
First Interstate BancSystem, Inc.	1,770	23,683
First Republic Bank (a)	690	19,541
Hachijuni Bank Ltd.	3,000	16,677
HDFC Bank Ltd.	3,854	42,456
HDFC Bank Ltd., ADR	1,530	53,183
ICICI Bank Ltd.	3,695	86,689
Joyo Bank Ltd.	4,000	16,834
Jyske Bank (a)	1,304	51,463
Komercni Banka A.S.	234	52,281
MasterCard, Inc., “A”	730	221,373
Metro Bancorp, Inc. (a)	1,440	16,517
PacWest Bancorp	1,240	24,614
People’s United Financial, Inc.	1,960	24,853
PT Bank Rakyat Indonesia (Persero) Tbk	57,000	46,257
RSC Holdings, Inc. (a)	896	10,698
Sapporo Hokuyo Holdings, Inc.	2,900	12,544
Sberbank of Russia, ADR (a)	4,873	71,974
Siam Commercial Bank Public Co. Ltd.	7,600	32,235
Sydbank A/S	360	8,366
TCF Financial Corp.	2,680	34,090
TISCO Financial Group Public Co. Ltd.	26,800	35,943

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Unione di Banche Italiane S.c.p.A.	1,743	$8,342
United Overseas Bank Ltd.	2,000	33,967
Visa, Inc., “A”	1,740	148,840
Walter Investment Management Corp., REIT	880	21,287
Wintrust Financial Corp.	2,430	83,057
Zions Bancorporation	2,570	56,283
Zipcar, Inc. (a)	1,020	23,746

		$2,731,774

Pharmaceuticals – 3.6%
Abbott Laboratories	8,969	$460,289
Allergan, Inc.	320	26,019
Bayer AG	3,171	254,840
Genomma Lab Internacional S.A., “B” (a)	18,500	42,462
GlaxoSmithKline PLC	8,125	181,304
Hisamitsu Pharmaceutical Co., Inc.	600	26,148
Hospira, Inc. (a)	1,270	64,922
Johnson & Johnson	5,770	373,838
Merck & Co., Inc.	660	22,526
Novo Nordisk A/S, “B”	345	42,253
Perrigo Co.	180	16,256
Pfizer, Inc.	21,419	412,102
Pharmasset, Inc. (a)	130	15,779
Roche Holding AG	2,370	424,816
Sanofi-Aventis S.A.	2,935	227,839
Santen Pharmaceutical Co. Ltd.	4,100	165,097
Teva Pharmaceutical Industries Ltd., ADR	2,990	139,454
Valeant Pharmaceuticals International, Inc.	290	15,959

		$2,911,903

Pollution Control – 0.3%
Republic Services, Inc.	4,780	$138,763
Waste Connections, Inc.	2,455	79,149

		$217,912

Precious Metals & Minerals – 0.2%
Colossus Minerals, Inc. (a)	2,120	$17,351
Newcrest Mining Ltd.	2,250	97,762
Stillwater Mining Co. (a)	2,440	37,332

		$152,445

Printing & Publishing – 0.4%
Moody’s Corp.	7,826	$278,684
United Business Media	1,623	14,299

		$292,983

Railroad & Shipping – 0.6%
Canadian National Railway Co.	1,330	$99,564
CSX Corp.	7,900	194,103
East Japan Railway Co.	800	50,294
Kansas City Southern Co. (a)	2,080	123,448
Kuehne & Nagel International AG	370	51,375

		$518,784

Real Estate – 0.7%
Annaly Mortgage Management, Inc., REIT	9,460	$158,739

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Ascendas Real Estate Investment Trust, REIT	36,000	$60,992
Brasil Brokers Participacoes S.A.	4,800	21,975
Deutsche Wohnen AG	3,010	48,873
Entertainment Properties Trust, REIT	1,070	49,744
GSW Immobilien AG (a)	1,793	62,992
Hang Lung Properties Ltd.	14,000	51,734
Host Hotels & Resorts, Inc., REIT	1,539	24,393
Kilroy Realty Corp., REIT	780	30,092
Mack-Cali Realty Corp., REIT	813	27,049
Simon Property Group, Inc., REIT	150	18,077

		$554,660

Restaurants – 0.7%
Arcos Dorados Holdings, Inc.	810	$19,003
Brinker International, Inc.	863	20,729
McDonald’s Corp.	4,390	379,647
P.F. Chang’s China Bistro, Inc.	3,620	119,207
Starbucks Corp.	810	32,473
YUM! Brands, Inc.	200	10,564

		$581,623

Specialty Chemicals – 2.0%
Air Products & Chemicals, Inc.	850	$75,420
Airgas, Inc.	3,820	262,434
Akzo Nobel N.V.	3,733	227,351
Chugoku Marine Paints Ltd.	3,000	24,277
Cytec Industries, Inc.	360	20,160
Ecosynthetix (a)	650	6,123
Elementis PLC	27,601	73,758
FMC Corp.	440	38,531
Kansai Paint Co. Ltd.	6,000	55,491
KiOR, Inc. “A” (a)	510	7,370
L’Air Liquide S.A.	358	49,060
Linde AG	1,369	245,887
Nippon Paint Co. Ltd.	4,000	32,474
Nitto Denko Corp.	400	19,328
Praxair, Inc.	490	50,784
Rockwood Holdings, Inc. (a)	2,390	144,523
Shin-Etsu Chemical Co. Ltd.	2,500	135,254
Sika AG	17	39,738
Symrise AG	4,505	123,283
Valspar Corp.	510	16,764

		$1,648,010

Specialty Stores – 2.6%
Abc-Mart, Inc.	1,000	$38,709
Abercrombie & Fitch Co., “A”	4,985	364,503
Advance Auto Parts, Inc.	500	27,485
Amazon.com, Inc. (a)	450	100,134
American Eagle Outfitters, Inc.	1,080	14,191
Citi Trends, Inc. (a)	2,190	30,726
Dick’s Sporting Goods, Inc. (a)	2,470	91,390
Esprit Holdings Ltd.	21,082	61,403
Ethan Allen Interiors, Inc.	1,230	22,632

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Francesca’s Holdings Corp. (a)	3,800	$99,788
Hennes & Mauritz AB, “B”	3,040	103,622
Industria de Diseno Textil S.A.	1,701	153,602
Monro Muffler Brake, Inc.	850	30,396
Netflix, Inc. (a)	110	29,259
Nitori Co. Ltd.	450	43,781
O’Reilly Automotive, Inc. (a)	200	11,900
PetSmart, Inc.	3,710	159,604
Ross Stores, Inc.	2,060	156,086
Sally Beauty Holdings, Inc. (a)	1,730	29,756
Staples, Inc.	1,080	17,345
Tiffany & Co.	2,320	184,649
Tractor Supply Co.	932	61,437
Travis Perkins PLC	2,484	35,772
Urban Outfitters, Inc. (a)	7,330	238,518

		$2,106,688

Telecommunications - Wireless – 1.2%
KDDI Corp.	34	$252,621
MetroPCS Communications, Inc. (a)	10,220	166,382
MTN Group Ltd.	2,007	43,348
NII Holdings, Inc. (a)	510	21,599
SBA Communications Corp. (a)	1,050	40,079
Sprint Nextel Corp. (a)	1,820	7,699
Tim Participacoes S.A., ADR	1,277	63,901
Vodafone Group PLC	133,791	377,020

		$972,649

Telephone Services – 1.7%
American Tower Corp., “A” (a)	5,120	$268,954
AT&T, Inc.	10,190	298,159
Bezeq - The Israel Telecommunication Corp. Ltd.	2,580	6,248
CenturyLink, Inc.	3,614	134,114
China Unicom Ltd.	94,000	187,186
Frontier Communications Corp.	2,990	22,395
Royal KPN N.V.	11,329	161,907
TDC A/S (a)	5,227	48,477
Telecom Italia S.p.A.	18,183	22,824
Telecom Italia S.p.A.	64,598	69,107
Telecomunicacoes de Sao Paulo S.A., ADR	3,314	105,120
Verizon Communications, Inc.	2,630	92,813

		$1,417,304

Tobacco – 2.0%
Altria Group, Inc.	12,885	$338,876
British American Tobacco PLC	2,747	126,603
Japan Tobacco, Inc.	38	172,761
Philip Morris International, Inc.	8,281	589,359
Reynolds American, Inc.	5,220	183,744
Swedish Match AB	5,021	186,467

		$1,597,810

Trucking – 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	440	$23,052
Deutsche Post AG	2,770	48,959

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – continued
Expeditors International of Washington, Inc.	3,980	$189,926
Landstar System, Inc.	1,210	54,269
Swift Transportation Co. (a)	2,740	31,072
TNT Express N.V. (a)	960	9,725
United Parcel Service, Inc., “B”	800	55,376
Yamato Holdings Co. Ltd.	10,400	178,591

		$590,970

Utilities - Electric Power – 1.5%
AES Corp. (a)	18,940	$233,151
American Electric Power Co., Inc.	3,360	123,850
American Water Works Co., Inc.	350	9,800
CenterPoint Energy, Inc.	1,090	21,342
CEZ AS	1,305	67,482
CMS Energy Corp.	5,820	111,395
Constellation Energy Group, Inc.	370	14,367
DTE Energy Co.	360	17,942
EDP Renovaveis S.A. (a)	749	4,839
Energias de Portugal S.A.	27,414	94,935
Entergy Corp.	590	39,412
Fortum Oyj	2,642	69,741
GenOn Energy, Inc. (a)	2,150	8,364
Integrys Energy Group, Inc.	810	40,670
International Power PLC	1,608	8,033
Northeast Utilities	690	23,460
NRG Energy, Inc. (a)	4,181	102,518
OGE Energy Corp.	330	16,513
PG&E Corp.	1,350	55,931
PPL Corp.	670	18,693
Public Service Enterprise Group, Inc.	960	31,440
Red Electrica de Espana	390	21,235
Tractebel Energia S.A.	1,730	29,148
Tractebel Energia S.A., ADR	2,416	40,782
Wisconsin Energy Corp.	750	22,988

		$1,228,031

Total Common Stocks		$68,935,719

Convertible Preferred Stocks – 0.1%
Automotive – 0.0%
General Motors Co., 4.75%	490	$22,643

Utilities - Electric Power – 0.1%
PPL Corp., 9.5%	1,360	$76,282

Total Convertible Preferred Stocks		$98,925

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased – 2.4%
Best Buy Inc. - September 2011 @ $33	$34	$544
Lennar Corp. - August 2011 @ $20	19	152
Standard & Poors - August 2011 @ $1,310	352	679,360
Standard & Poors - September 2011 @ $1,310	426	1,249,458

Total Call Options Purchased		$1,929,514

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par
Money Market Funds (v) – 7.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	6,188,207	$6,188,207

Total Investments		$77,152,365

Securities Sold Short – 0.0%
Electronics – 0.0%
Freescale Semiconductor Holdings I Ltd. (a)	(1,200)	$(19,596)

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Written – (0.2)%
Standard & Poors - August 2011 @ $1,350	$(352)	$(176,000)

Put Options Written – 0.0%
F5 Networks Inc. - August 2011 @ $92.50	$(2)	$(750)
Lennar Corp. - August 2011 @ $16	(14)	(210)

Total Put Options Written		$(960)

Other Assets, Less Liabilities – 5.3%		4,279,996

Net Assets – 100.0%		$81,235,805

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $143,333, representing 0.2% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At July 31, 2011, the value of securities pledged amounted to $617,410.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Whistler Blackcomb Holdings, Inc.	11/02/10	$5,824	$5,713
% of Net assets			0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IPS	International Preference Stock
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIIE	Interbank Equilibrium Interest Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 7/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts, swap contracts, and written options.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$46,656,376	$—	$—	$46,656,376
United Kingdom	250,316	4,534,961	—	4,785,277
Japan	4,212,625	—	—	4,212,625
Switzerland	323,827	1,914,490	—	2,238,317
France	—	2,217,967	—	2,217,967
Germany	1,501,155	393,542	—	1,894,697
Netherlands	315,516	777,946	—	1,093,462
Brazil	816,470	—	—	816,470
Canada	755,706	11,836	—	767,542
Other Countries	4,295,755	1,985,670	0	6,281,425
Mutual Funds	6,188,207	—	—	6,188,207

Total Investments	$65,315,953	$11,836,412	$0	$77,152,365

Short Sales	$(19,596)	$—	$—	$(19,596)

Other Financial Instruments
Futures	$(251,765)	$235,690	$—	$(16,075)
Swaps	—	1,006,324	—	1,006,324
Forward Foreign Currency Exchange Contracts	—	(1,014,488)	—	(1,014,488)
Written Options	(176,960)	—	—	(176,960)

For further information regarding security characteristics, see the Portfolio of Investments. At 7/31/11, the fund held 1 level 3 security valued at $0, which was also held and valued at $0 at October 31, 2010.

Of the level 2 investments presented above, equity investments amounting to $10,426,078 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $4,945,039 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$69,809,925

Gross unrealized appreciation	$8,021,562
Gross unrealized depreciation	(679,122)

Net unrealized appreciation (depreciation)	$7,342,440

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(3) Derivative Contracts at 7/31/11

Forward Foreign Currency Exchange Contracts at 7/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Goldman Sachs International	9,670,000	8/23/11	$10,099,476	$10,592,325	$492,849
BUY	AUD	JPMorgan Chase Bank N.A.	6,490,000	9/22/11 - 10/20/11	6,854,537	7,063,961	209,424
BUY	BRL	JPMorgan Chase Bank N.A.	800,000	8/23/11	496,278	512,982	16,704
BUY	CAD	Goldman Sachs International	11,729,608	8/23/11	12,070,362	12,271,134	200,772
BUY	CNY	JPMorgan Chase Bank N.A.	3,615,000	8/23/11	558,819	561,437	2,618
BUY	EUR	Goldman Sachs International	20,791,641	8/23/11 - 10/20/11	29,477,958	29,845,240	367,282
BUY	EUR	JPMorgan Chase Bank N.A.	615,000	9/22/11	868,318	882,623	14,305
SELL	HKD	JPMorgan Chase Bank N.A.	6,500,000	10/20/11	834,905	834,431	474
BUY	KRW	JPMorgan Chase Bank N.A.	15,655,000,000	8/23/11	14,274,121	14,825,598	551,477
BUY	MXN	Goldman Sachs International	150,330,000	9/22/11	12,586,658	12,746,290	159,632
SELL	MXN	JPMorgan Chase Bank N.A.	46,949,150	9/22/11	4,008,553	3,980,759	27,794
BUY	MYR	JPMorgan Chase Bank N.A.	45,093,000	8/23/11	14,804,491	15,168,392	363,901
BUY	NZD	JPMorgan Chase Bank N.A.	890,000	9/22/11	733,440	779,373	45,933
SELL	PLN	Goldman Sachs International	2,120,000	9/22/11	759,530	757,797	1,733
BUY	SEK	Goldman Sachs International	80,790,000	8/23/11	12,631,332	12,826,789	195,457
SELL	SEK	Goldman Sachs International	25,750,000	8/23/11	4,156,164	4,088,251	67,913
BUY	SGD	JPMorgan Chase Bank N.A.	4,250,000	10/20/11	3,477,449	3,530,086	52,637

							$2,770,905

Liability Derivatives
SELL	AUD	Goldman Sachs International	22,340,000	8/23/11	$23,619,635	$24,470,789	$(851,154)
SELL	BRL	JPMorgan Chase Bank N.A.	1,560,000	8/23/11	934,132	1,000,315	(66,183)
BUY	CAD	Goldman Sachs International	1,590,000	8/23/11	1,685,203	1,663,406	(21,797)
SELL	CAD	Goldman Sachs International	14,490,000	8/23/11	14,805,429	15,158,966	(353,537)
SELL	CHF	Goldman Sachs International	3,926,480	8/23/11	4,911,856	4,990,633	(78,777)
SELL	CHF	JPMorgan Chase Bank N.A.	1,850,000	10/20/11	2,227,445	2,353,211	(125,766)
SELL	CNY	JPMorgan Chase Bank N.A.	7,125,000	8/23/11	1,100,896	1,106,566	(5,670)
BUY	EUR	JPMorgan Chase Bank N.A.	1,250,000	9/22/11	1,809,656	1,793,950	(15,706)
SELL	EUR	Goldman Sachs International	30,790,000	8/23/11	43,713,863	44,222,753	(508,890)
SELL	GBP	Goldman Sachs International	5,988,547	8/23/11 - 10/20/11	9,591,517	9,823,010	(231,493)
SELL	JPY	Goldman Sachs International	76,400,000	9/22/11	946,559	993,047	(46,488)
SELL	JPY	JPMorgan Chase Bank N.A.	141,240,225	9/22/11	1,750,000	1,835,840	(85,840)
BUY	KRW	JPMorgan Chase Bank N.A.	1,773,000,000	8/23/11	1,684,720	1,679,066	(5,654)
SELL	KRW	JPMorgan Chase Bank N.A.	12,333,250,000	8/23/11	11,458,243	11,679,834	(221,591)
BUY	MXN	JPMorgan Chase Bank N.A.	19,590,000	9/22/11	1,682,137	1,661,011	(21,126)
SELL	MXN	Goldman Sachs International	64,053,892	9/22/11	5,307,735	5,431,048	(123,313)
BUY	MYR	JPMorgan Chase Bank N.A.	4,989,000	8/23/11	1,695,036	1,678,201	(16,835)
SELL	MYR	JPMorgan Chase Bank N.A.	34,918,500	8/23/11	11,552,306	11,745,892	(193,586)
SELL	NZD	JPMorgan Chase Bank N.A.	9,278,421	9/22/11 - 10/20/11	7,647,496	8,111,198	(463,702)
BUY	PLN	Goldman Sachs International	17,340,000	9/22/11	6,236,513	6,198,205	(38,308)
SELL	PLN	JPMorgan Chase Bank N.A.	7,400,649	9/22/11	2,625,000	2,645,371	(20,371)
SELL	SEK	Goldman Sachs International	60,820,000	8/23/11	9,366,605	9,656,211	(289,606)

							$(3,785,393)

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(3) Derivative Contracts at 7/31/11 - continued

Futures Contracts Outstanding at 7/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Canadian S&P/TSX 60 Index (Short)	CAD	7	$1,072,877	September-2011	$25,677
DJ Euro Stoxx 50 (Short)	EUR	151	5,756,265	September-2011	172,043
E-mini S&P MidCap 400 (Short)	USD	99	9,322,830	September-2011	6,113
FTSE 100 Index (Short)	GBP	50	4,703,275	September-2011	27,713
OMX Index (Short)	SEK	111	1,877,526	August-2011	35,935
SPI 200 Index (Short)	AUD	16	1,923,429	September-2011	63,507

					$330,988

Liability Derivatives
Equity Futures
E-mini NASDAQ-100 Future (Short)	USD	16	$754,960	September-2011	$(32,758)
Hang Seng Index (Short)	HKD	9	1,289,014	August-2011	(5,108)
MSCI Singapore Free Index (Short)	SGD	16	969,222	August-2011	(5,167)
Russell 2000 Index Mini (Short)	USD	77	6,125,350	September-2011	(60,529)
S&P 500 Future (Short)	USD	67	21,580,700	September-2011	(107,435)
Topix Index (Short)	JPY	39	4,260,440	September-2011	(136,066)

					$(347,063)

Swap Agreements at 7/31/11

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Asset Derivatives
Interest Rate Swaps
3/22/21	GBP	6,900,000	Citibank N.A.	3.7125% (fixed rate)	6-Month LIBOR	$699,704
3/26/21	MXN	52,356,000	Deutsche Bank AG	7.75% (fixed rate)	TIIE (floating rate)	313,825
6/10/21	USD	9,400,000	Goldman Sachs International	3.055% (fixed rate)	3-Month LIBOR	165,990
6/15/21	USD	5,000,000	Citibank N.A.	3.0875% (fixed rate)	3-Month LIBOR	100,082
6/17/21	GBP	10,600,000	Citibank N.A.	3.365% (fixed rate)	6-Month LIBOR	408,494
6/21/21	EUR	9,500,000	Goldman Sachs International	3.325% (fixed rate)	6-Month LIBOR	232,721
6/20/41	USD	11,400,000	Citibank N.A.	3.89625% (fixed rate)	3-Month LIBOR	230,897

						$2,151,713

Credit Default Swaps
6/20/15	USD	8,750,000	JPMorgan Chase Bank(a)	5.00% (fixed rate)	(1)	$300,927
6/20/16	USD	27,200,000	Goldman Sachs International (b)	1.00% (fixed rate)	(2)	85,707
6/20/16	USD	2,700,000	Deutsche Bank AG(c)	1.00% (fixed rate)	(2)	8,508

						$395,142

						$2,546,855

Liability Derivatives
Interest Rate Swaps
4/11/16	USD	6,563,000	Deutsche Bank AG	3-Month LIBOR	2.494% (fixed rate)	$(343,440)
3/25/21	JPY	2,500,000,000	Deutsche Bank AG	6-Month LIBOR	1.2675% (fixed rate)	(834,990)
6/10/21	CAD	9,200,000	Goldman Sachs International	3-Month LIBOR	3.28125% (fixed rate)	(264,284)
6/13/21	CAD	4,100,000	Citibank N.A.	3-Month LIBOR	3.285% (fixed rate)	(97,817)

						$(1,540,531)

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(3) Derivative Contracts at 7/31/11 – continued

Swap Agreements at 7/31/11 - continued

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.14 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.16 Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.
(a)	Net unamortized premiums received by the fund amounted to $186,867.
(b)	Net unamortized premiums received by the fund amounted to $1,511.
(c)	Net unamortized premiums paid by the fund amounted to $3,307.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At July 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Derivatives – The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s exposure to markets or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments used by the fund during the period include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The volume of derivative activity, based on month-end notional amounts during the period, was as follows for the period ended July 31, 2011:

	Percentage of Net Assets
	Forwards	Futures	Swaps	Options
Average Notional Amount Outstanding	185.13%	88.84%	94.69%	0.99%
Notional Amount Outstanding as of July 31, 2011	363.19%	73.41%	201.60%	2.59%

Notional amounts outstanding are at absolute value and are determined, when applicable, by netting notional amounts of contracts to buy and sell the same underlying instrument with the same counterparty and the same settlement date.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2011.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(3) Derivative Contracts at 7/31/11 – continued

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Swaps	$2,151,713	$(1,540,531)
Foreign Exchange	Forward Foreign Currency Exchange	2,770,905	(3,785,393)
Equity	Equity Futures	330,987	(347,063)
Equity	Purchased Equity Options	1,929,514	—
Equity	Written Equity Options	—	(176,960)
Credit	Credit Default Swaps	395,142	—

Total		$7,578,261	$(5,849,947)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Written Options –In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 7/31/11 - continued

(3) Derivative Contracts at 7/31/11 – continued

Written Option Transactions

	Number of Contracts	Premiums Received	Par Amount of Contracts	Premiums Received
Outstanding, beginning of period	—	$—	$34,519,000	$469,380
Options written	695	399,515	15,502,000	170,916
Options closed	(227)	(221,641)	(26,300,000)	(372,145)
Options exercised	—	—	—	—
Options expired	(100)	(1,654)	(23,721,000)	(268,151)

Outstanding, end of period	368	$176,220	$—	$—

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This

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(3) Derivative Contracts at 7/31/11 – continued

risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into interest rate swaps in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position, if any, as of July 31, 2011 is disclosed in note 3 herein. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At July 31, 2011, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

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(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,015,059	133,556,164	(137,383,016)	6,188,207

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,815	$6,188,207

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2011, are as follows:

United States	94.6%
Japan	(40.1)%
United Kingdom	36.8%
Canada	(17.6)%
Germany	12.4%
Mexico	6.2%
Switzerland	2.8%
France	2.7%
Sweden	(1.8)%
Other Countries	4.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: September 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: September 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2011

*	Print name and title of each signing officer under his or her signature.